UNIT PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 10 - UNIT PURCHASE WARRANTS

On January 28, 2010, the Company issued a warrant in conjunction with the Underwriting Agreement described in Note 7(a).  The warrant had an estimated fair value of $939,771 and it allows the underwriters to purchase up to 120,000 units at $6.00 per unit for a term of five years from January 19, 2015.  Each unit consists of 70 shares of common stock and 70 warrants to purchase shares of the Company’s common stock at an exercise price of $0.107 per share. As at December 31, 2011, the 120,000 unit purchase warrants were outstanding.